Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating activities:
Net loss for the period		$ (1,143,199)	$ (14,472,866)	$ (1,911,242)	$ (42,755,746)
Items not involving cash:
Amortization		35,475	7,291	49,570	13,466
Stock based compensation		206,087	740,051	434,663	991,408
Warrant liability-fair value adjustment		8,782,920	(6,609,952)	7,665,444	3,866,673
Warrant liability-foreign exchange adjustment		12,997	142,682	(38,094)	36,625
Non-cash issue costs		737,894		764,134
Non-cash settlement included in payables		1,839,626		2,090,200
Non-cash note payable expenses and accrued interest		153,822		153,822
Changes in non-cash working capital items:
Amounts receivable, prepaid expenses and deposits		(766,837)	1,294,599	(593,417)	(283,330)
Accounts payable and accrued liabilities		(3,647,795)	5,736,133	(4,875,714)	5,783,889
Cash from (used) in operating activities		6,210,990	(13,162,062)	3,739,366	(32,347,015)
Financing activities:
Net proceeds from issuance of common shares and warrants	[1]	19,272,277	(2,997)	22,749,702	31,374,911
Proceeds from note payable		1,500,000		1,500,000
Repayment of lease liabilities		(6,299)		(10,243)
Cash provided by financing activities		20,765,978	(2,997)	24,239,459	31,374,911
Investing Activities:
Additions of patents		(47,430)	(125,198)	(103,560)	(178,956)
Cash used in investing activities		(47,430)	(125,198)	(103,560)	(178,956)
Increase (Decrease) in cash and cash equivalents		26,929,538	(13,290,257)	27,875,265	(1,151,060)
Cash and cash equivalents, beginning of the period		1,760,219	23,610,440	814,492	11,471,243
Cash and cash equivalents, end of the period		28,689,757	10,320,183	28,689,757	10,320,183
Cash and cash equivalents comprise:
Cash		970,690	1,392,741	970,690	1,392,741
Cash Equivalents		27,719,067	8,927,442	27,719,067	8,927,442
Cash and cash equivalents, end of the period		$ 28,689,757	$ 10,320,183	$ 28,689,757	$ 10,320,183

[1]	Includes net proceeds from the issuance of common share equivalents (see note 8a)